Line Of Credit - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2017	Oct. 22, 2012
Line of Credit Facility [Abstract]
Line of credit, borrowing capacity		$ 10,000,000
Line of credit, origination date	Oct. 22, 2012
Interest payment terms	Interest at the Bank's prime rate was payable monthly.
Line of credit, frequency of repayment	Monthly
Line of credit, collateral	The loan was collateralized by a lien on substantially all of our assets.